Share-Based Compensation - Schedule of Options Granted (Details) - Stock Option Plan [Member] - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Options Granted [Line Items]
Number of options, Outstanding at beginning of period	2,876,306	3,007,624	2,898,015	2,842,496
Weighted average exercise price, Outstanding at beginning of period	$ 5.38	$ 5.41	$ 5.37	$ 5.63
Number of options, Granted				250,000
Weighted average exercise price, Granted				$ 3.21
Number of options, Forfeited and expired	(5,000)	(21,921)	(26,709)	(106,793)
Weighted average exercise price, Forfeited and expired	$ 4.38	$ 5.06	$ 4.25	$ 6
Number of options, Outstanding at end of period	2,871,306	2,985,703	2,871,306	2,985,703
Weighted average exercise price, Outstanding at end of period	$ 5.38	$ 5.41	$ 5.38	$ 5.41
Number of options, Exercisable at end of period	2,393,405	2,228,902	2,393,405	2,228,902
Weighted average exercise price, Exercisable at end of period	$ 5.56	$ 5.67	$ 5.56	$ 5.67
Number of options, Non-vested at beginning of period	480,151	772,301	582,967	596,503
Weighted average exercise price, Non-vested at beginning of period	$ 4.45	$ 4.67	$ 4.38	$ 5.53
Number of options, Granted				250,000
Weighted average exercise price, Granted				$ 3.21
Number of options, Vested			(89,625)	(63,639)
Weighted average exercise price, Vested			$ 4.07	$ 6.75
Number of options, Forfeited and expired	(2,250)	(13,750)	(15,441)	(24,313)
Weighted average exercise price, Forfeited and expired	$ 3.21	$ 3.79	$ 3.65	$ 5.04
Number of options, Non-vested at end of period	477,901	758,551	477,901	758,551
Weighted average exercise price, Non-vested at end of period	$ 4.46	$ 4.68	$ 4.46	$ 4.68